Capital Stock (Narrative) (Details) (USD $)	Dec. 31, 2011
Class of Stock [Line Items]
Common stock, shares authorized	12,000,000,000
Shares of common stock reserved for stock options and other stock awards	48,822,217
Serial Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	1.00
Preferred stock, shares issued	0